UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177316
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 13	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 593	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
August 29, 2014

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on August 29, 2014 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated September 2, 2014
to the following prospectus(es):
Nationwide DestinationSM [EV] 2.0 prospectus dated May 1, 2014
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Enhanced Surrender Value for Terminal Illness
1. The first sentence of the last paragraph of the Full Surrenders subsection under the Surrender/Withdrawal Prior to Annuitization section is replaced with the following:
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract.
2. The following subsection is added to the Surrender/Withdrawal Prior to Annuitization section following the Full Surrenders subsection:
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Dollar Cost Averaging for Living Benefits
1. The "Nationwide Lifetime Income Capture Investment Requirements" subsection in the "Nationwide Lifetime Income Capture Option" subsection of the "Optional Contract Benefits, Charges, and Deductions" section is deleted in its entirety and replaced with the following:
Nationwide Lifetime Income Capture Investment Requirements
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Capture option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Additionally, if this option is elected, contract loans are unavailable.
2. The first sentence of the first paragraph of the "Dollar Cost Averaging for Living Benefits" subsection of the "Contract Owner Services" section is deleted and replaced with the following:
Nationwide may periodically offer Dollar Cost Averaging programs with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option referred to as "Dollar Cost Averaging for Living Benefits."

3. The last sentence of the second paragraph of the "Dollar Cost Averaging for Living Benefits" subsection of the "Contract Owner Services" section is deleted and replaced with the following:
Refer to the Income Benefit Investment Options provision for the investment options available for the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option.
Nationwide Lifetime Income Capture Option
1. Effective November 10, 2014, or the date of state approval (whichever is later), the "Roll-up Interest Rate" subsection of the "Nationwide Lifetime Income Capture Option" subsection of the "Optional Contract Benefits, Charges, and Deductions" section is deleted in its entirety and replaced with the following:
Roll-up Interest Rate
The Roll-up Interest Rate is the indexed simple interest rate used in the calculation of the Current Income Benefit Base until the earlier of the first Lifetime Withdrawal or the 15th Option Anniversary.
For the first Option Year, the Roll-up Interest Rate is the greater of:
1.	the Defined Rate in effect on the Application Date plus the Variable Rate in effect on the Application Date; or
2.	the Defined Rate in effect on the Option Issue Date plus the Variable Rate in effect on the Option Issue Date.
The Defined Rate and Variable Rate are defined below in the Defined Rate and Renewal Defined Rate and Variable Rate subsections, respectively.
For Option Years two through fifteen, the Roll-up Interest Rate is calculated by adding the Variable Rate in effect on the Option Anniversary plus the Renewal Defined Rate.
The Renewal Defined Rate is defined below in the Defined Rate and Renewal Defined Rate subsection.
For the purposes of this Roll-up Interest Rate section only, Application Date is the date a good order application is signed; and Option Issue Date is either the date the contract is issued, or if the Nationwide Lifetime Income Capture Option was elected after the date the contract was issued, then the date Nationwide receives the proper form to add the Nationwide Lifetime Income Capture Option to the contract in good order.
Once calculated, the Roll-up Interest Rate will be rounded up or down to the nearest 0.25%. For example, if the Defined Rate is 3.00% and the Variable Rate is 2.83%, the Roll-up Interest Rate is 5.75% (3.00% + 2.83% = 5.83%, rounded up or down to the nearest 0.25%, results in 5.75%). If the Defined Rate is 3.00% and the Variable Rate is 2.91%, the Roll-up Interest Rate is 6.00% (3.00% + 2.91% = 5.91%, rounded up or down to the nearest 0.25%, results in 6.00%).
The Roll-up Interest Rate will not be less than 4.00% nor greater than 10.00%.
In no event will the Roll-up Interest Rate be calculated by adding the Defined Rate in effect on the Application Date to the Variable Rate in effect on the Option Issue Date; or by adding the Defined Rate in effect on the Option Issue Date to the Variable Rate in effect on the Application Date.
Variable Rate
The Variable Rate is, at a minimum, the rate of return (the nominal interest rate) of the specified index. The specified index is the monthly 10-year Treasury constant maturity as published by the Board of Governors of the Federal Reserve System. Periodically, Nationwide may increase the Variable Rate to an amount greater than the rate of return of the specified index.
For the first Option Year, the Variable Rate is the Variable Rate that when added to its corresponding Defined Rate results in the greater Roll-up Interest Rate (the Variable Rate in effect on the Application Date corresponds with the Defined Rate in effect on the Application Date; and the Variable Rate in effect on the Option Issue Date corresponds with the Defined Rate in effect on the Option Issue Date).
For the first Option Year, the Variable Rate in effect depends upon the date of the Application Date or Option Issue Date, and is determined as follows:
1.	if the Application Date or the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 10th, then Nationwide will use May's Variable Rate); or

2.	if the Application Date or the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 17th, then Nationwide will use June's Variable Rate).
For each Option Year after the first Option Year, Nationwide will determine the Variable Rate in effect on the Option Anniversary as follows:
1.	if the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year; or
2.	if the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year.
Nationwide reserves the right to discontinue and substitute a comparable index if the index becomes unavailable (e.g. is no longer published) or if the calculation of the index is substantially changed (e.g. the index no longer provides a monthly average). If Nationwide exercises this right, Nationwide will provide written notice to Contract Owners.
Defined Rate and Renewal Defined Rate
The Defined Rate is an amount determined by Nationwide. Currently, the Defined Rate is 3.00%.
For the first Option Year, the Defined Rate is the Defined Rate that when added to its corresponding Variable Rate results in the greater Roll-up Interest Rate (the Defined Rate in effect on the Application Date corresponds with the Variable Rate in effect on the Application Date; and the Defined Rate in effect on the Option Issue Date corresponds with the Variable Rate in effect on the Option Issue Date).
For each Option Year after the first Option Year, the Renewal Defined Rate will be used instead of the Defined Rate to calculate the Roll-up Interest Rate. The Renewal Defined Rate is the greater of:
1.	the Defined Rate in effect on the Application Date; or
2.	the Defined Rate in effect on the Option Issue Date.
If the Defined Rate in effect on the Application Date and the Defined Rate in effect on the Option Issue Date are equal, then the Renewal Defined Rate will be the same as the Defined Rate.
Nationwide will not change the Defined Rate or the Renewal Defined Rate for contracts once issued.
Extra Value Credits
1. The "Extra Value Credits" subsection of the "Synopsis of the Contracts" section is deleted in its entirety and replaced with the following:
Extra Value Credits
For the first Contract Year, Nationwide will apply a Credit to the contract equal to 5% of each purchase payment made to the contract. The Credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts and the Fixed Account in the same proportion and at the same time that the purchase payment is allocated to the contract.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, or, for contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will recapture all Credits applied to the contract (see Right to Examine and Cancel and Extra Value Credits).
2. The following paragraph is added as the new fifth paragraph to the "One-Year Enhanced Death Benefit Option" subsection of the "Death Benefit Options" subsection of the "Optional Contract Benefits, Charges, and Deductions" section:
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).

3. The following paragraph is added as the new fifth paragraph to the "One-Month Enhanced Death Benefit Option" subsection of the "Death Benefit Options" subsection of the "Optional Contract Benefits, Charges, and Deductions" section:
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
4. The following paragraph is added as the new fifth paragraph to the "Combination Enhanced Death Benefit Option" subsection of the "Death Benefit Options" subsection of the "Optional Contract Benefits, Charges, and Deductions" section:
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
5. The "Extra Value Credits" subsection of the "Operation of the Contract" section is deleted in its entirety and replaced with the following:
Extra Value Credits
For the first Contract Year, Nationwide will apply a Credit to the contract equal to 5% of each purchase payment made to the contract. The Credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts and the Fixed Account in the same proportion and at the same time that the purchase payment is allocated to the contract.
For purposes of all benefits and taxes under these contracts, Credits are considered earnings, not purchase payments.
Recapturing Credits under the Free Look Provision
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all Credits applied to the contract.
In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
Recapturing Credits when a Death Benefit is Payable Before the First Contract Anniversary
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, the death benefit will be reduced by the dollar amount of any Credits made to the contract. Any earnings attributable to any Credits will be retained by the Contract Owner. All losses attributable to any Credits are incurred by the Contract Owner and may reduce the value of any death benefit.
For contracts issued before September 8, 2014, the death benefit will not be reduced by the dollar amount of any Credits made to the contract if the Annuitant dies and a death benefit is payable before the first Contract Anniversary.
If the value of any Credit declines as a result of negative investment performance, any death benefit payable under the contract before the first Contract Anniversary could be less than the death benefit that would have been payable had there been no Credit added to the Contract.
This could result in a death benefit payable that is less than the total of all purchase payments. For example:
Initial Purchase Payment: $100,000
Credit: $5,000
Contract Value on contract issue date: $105,000
If a death benefit is payable before the first Contract Anniversary, and on the date the death benefit is calculated the Contract Value has decreased to $103,000 as a result of negative investment performance,

Nationwide would recapture the dollar amount of the Credit and the death benefit would equal $98,000 ($103,000 - $5,000).
Nationwide will not recapture Credits if a Co-Annuitant dies before the first Contract Anniversary and the surviving Co-Annuitant elects to continue the contract under the Spousal Protection Feature. However, if the last surviving Co-Annuitant dies before the first Contract Anniversary, Nationwide will recapture all of the Credits applied to the contract.
6. The following paragraph is added as the new third and fifth paragraphs to the "Standard Death Benefit (Return of Premium)" subsection of the "Death Benefit Calculations" subsection of the "Death Benefit" section:
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
7. The existing fifth paragraph of the "Standard Death Benefit (Return of Premium)" subsection of the "Death Benefit Calculations" subsection of the "Death Benefit" section is deleted in its entirety and replaced with the following:
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value reduced by any Credits that were applied to the contract that are subject to recapture (see Extra Value Credits).
8. The following paragraph is added as the new fourth and seventh paragraphs to the "One-Year Enhanced Death Benefit Option" subsection of the "Death Benefit Calculations" subsection of the "Death Benefit" section:
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
9. The existing seventh paragraph of the "One-Year Enhanced Death Benefit Option" subsection of the "Death Benefit Calculations" subsection of the "Death Benefit" section is deleted in its entirety and replaced with the following:
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value reduced by any Credits that were applied to the contract that are subject to recapture (see Extra Value Credits).
10. The following paragraph is added as the new fourth and seventh paragraphs to the "One-Month Enhanced Death Benefit Option" subsection of the "Death Benefit Calculations" subsection of the "Death Benefit" section:
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
11. The existing seventh paragraph of the "One-Month Enhanced Death Benefit Option" subsection of the "Death Benefit Calculations" subsection of the "Death Benefit" section is deleted in its entirety and replaced with the following:
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value reduced by any Credits that were applied to the contract that are subject to recapture (see Extra Value Credits).
12. The following paragraph is added as the new fifth and tenth paragraphs to the "Combination Enhanced Death Benefit Option" subsection of the "Death Benefit Calculations" subsection of the "Death Benefit" section:

For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
13. The existing tenth paragraph of the "Combination Enhanced Death Benefit Option" subsection of the "Death Benefit Calculations" subsection of the "Death Benefit" section is deleted in its entirety and replaced with the following:
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value reduced by any Credits that were applied to the contract that are subject to recapture (see Extra Value Credits).

Incorporation by Reference
The prospectus supplements dated July 2, 2014, and August 6, 2014, and the prospectus and Statement of Additional Information, except as modified by this supplement, that was effective May 1, 2014, previously filed with the Commission under SEC file No. 333-177316, are hereby incorporated by reference and made a part of this registration statement.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2013.
Statement of Operations for the year ended December 31, 2013.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2013 and 2012.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.
Consolidated Balance Sheets as of December 31, 2013 and 2012.
Consolidated Statements of Changes in Equity as of December 31, 2013, 2012 and 2011.
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-177316) and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-177316) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-140608 under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2."
(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm."
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm."
(4)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, as document "frankfpa99h8.htm."
(5)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm."
(6)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm."
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm."
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, under document "nwfpa99h12b.htm."
(9)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm."
(10)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm."
The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 to the registration statement associated with 1933 Act File No. 333-137202 under Exhibit 26(h), and are hereby incorporated by reference.
(11)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm."
(12)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company, dated July 20, 2005, as document "americanfundsfpa.htm."
(13)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004, as document "blackrockfpa.htm."
(14)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm."
(15)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc., as amended, dated December 1, 2000, as document "waddellreedfpa.htm."
(16)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc., as amended, dated November 15, 2004 as document "wellsfargofpa.htm."
(17)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation, as amended, dated September 1, 1989, as document "vaneckfpa.htm."

The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(18)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm."
The following Fund Participation Agreement was previously filed on May 13, 2010 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(19)	Fund Participation Agreement with INVESCO Funds Group, Inc., and INVESCO Distributors, Inc., as amended, dated August 1, 2001, as document "ex818.htm."
The following Fund Participation Agreement was previously filed on October 26, 2010 with Post-Effective Amendment No. 2 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisers, Inc., dated August 13, 2010, as document "huntingtonfpa.htm."
The following Fund Participation Agreements were previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 26(h), and are hereby incorporated by reference.
(21)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm."
(22)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm."
(23)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".
(24)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
The following Fund Participation Agreement was previously filed on June 11, 2012, with Post-Effective Amendment No. 28 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(25)	Fund Participation Agreement with Northern Lights Variable Trust, dated February 8, 2012, as document "northernlightsfpa.htm."
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed previously with initial registration statement (File No. 333-177316) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Thomas E. Clark
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-Corporate Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-Personal Lines Product Management	Eric E. Smith
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of August 15, 2014, was 2,730 and 1,372 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on August 29, 2014.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on August 29, 2014.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact